Investments in Affiliates - Consideration exchanged and the fair value of assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Jul. 01, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Fair value of assets and liabilities acquired:
Vessels		$ 2,746,541	$ 2,721,494	$ 2,861,651		$ 2,479,937
Cash and cash equivalents		271,809	267,668	$ 129,410
Current assets		501,770	372,521
Current liabilities		$ (168,160)	$ (228,407)
Gemini Shipholdings Corporation
Schedule of Equity Method Investments [Line Items]
Percentage of purchase price	51.00%
Percentage of voting interest acquired	51.00%				49.00%
Purchase price:
Purchase price (51%)	$ 86,700
Fair value of previously held interest (49%)	83,300
Total purchase price	170,000
Fair value of assets and liabilities acquired:
Vessels	154,500
Right-of-use assets	82,500
Cash and cash equivalents	14,388
Current assets	2,534
Assumed time charter liabilities	(36,001)
Long-term debt	(23,125)
Obligations under finance lease	(21,880)
Current liabilities	(2,916)
Assets, Net, Total	$ 170,000